Loans and borrowings	12 Months Ended
Dec. 31, 2023
Loans and borrowings
Loans and borrowings

18.Loans and borrowings

The following table shows the carrying amounts of the Group’s loans and borrowings as at 31 December 2023, 31 December 2022 and 1 January 2022.

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Current
Mezzanine debt facility	—	—	—
Senior syndicated facility agreement	53,240	—	—
Copper purchase agreement	6,414	—	—
Silver purchase agreement	9,255	—	—
Promissory note – related party	—	786	—
	68,909	786	—

Non-current
Mezzanine debt facility	85,567	—	—
Senior syndicated facility agreement	154,676	—	—
Copper purchase agreement	78,404	—	—
Silver purchase agreement	61,319	—	—
	379,966	—	—
	448,875	786	—

The loans and borrowings were drawn down as general loans and borrowings. Therefore, borrowing costs are not capitalized.

The following table provides a reconciliation of movement in loans and borrowings for the years ended 31 December 2023 and 2022.

	Year ended 31 December
US$thousand	2023	2022
Balance as of 1 January	786	—
Issue of promissory note	—	786
Amounts borrowed during the year classified
as loans and borrowings	458,637	—
Interest capitalized to loans and borrowings	10,339	—
Finance costs and loan arrangement fees deducted from borrowings	(13,343)	—
Amortization expense	10,431	—
Adjustment for recognition of Copper Purchase agreement
derivative liability	4,430	—
Repayment of loans and borrowings	(21,619)	—
Conversion of promissory note to Private Placement Warrants	(786)	—
Balance as of 31 December	448,875	786

18.Loans and borrowings (continued)

(a)Terms and conditions of loans and borrowings

Mezzanine Debt Facility

On 10 March 2023, MAC Australia entered into a mezzanine debt facility loan note subscription agreement (the “Mezz Facility”) with Sprott Private Resource Lending II (Collector-2), LP (the “Lender”) and Sprott Resource Lending Corp., as agent and security trustee for the Lender, to provide a mezzanine loan facility to finance, in part, the initial Business Combination.

The Mezz Facility provides for, among other things, $135,000 thousand total funding available to the Group with a maturity of 16 June 2028. The interest on the Mezz Facility will be paid on a quarterly basis and is calculated as the aggregate of (i) the Interest Rate Margin and (ii) the greater of the 3-month term Secured Overnight Financing Rate (“SOFR”) or 2.00% per annum. The Interest Rate Margin is calculated based on the copper price on the first day of each calendar quarter as quoted on the London Metal Exchange (“LME”). The variation in the copper price will determine the margin rate as well as the composition of interest payments (being either cash and/or capitalized to the principal, provided no event of default) as described below:

LME Copper Price	Margin	Payment
<$3.40/LB	12.00%	100% capitalized / 0% cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalized / 40% cash
>$3.85/lb	8.00%	0% capitalized / 100% cash

In connection with the Mezz Facility, MAC Australia entered into the Mezz Warrants with Sprott Private Resource Lending II (Collector-2), LP (the “Warrant Subscriber”) for 3,187,500 transferrable share purchase warrants issued by the Company, with each whole warrant entitling the holder to purchase one ordinary share in the Company with a par value of $0.0001 per share, subject to customary anti-dilution terms. The Mezz Warrants will be fully transferrable and will last for the full term of the Mezz Facility with an exercise price of $12.50 per share. Upon exercise, the Company may either (i) net cash settle the Mezz Warrants, or (ii) direct the holder to offset the exercise price against the outstanding principal amount of the Mezz Facility. The holder has the option to convert to shares. The Company may elect to accelerate the exercise date for the Mezz Warrants if the Company’s ordinary shares are quoted on a recognized stock exchange with a trading price over two times the exercise price for twenty consecutive trading days. The Mezz Warrants are classified and accounted for as derivative liabilities at fair value through profit or loss (Note 23).

A redemption of the Mezz Facility may be initiated at the option of MAC Australia at any time upon 5 days written notice after the second anniversary of the date the loan was made (the “Utilization Date”). MAC Australia may prepay the whole, but not part, of the Mezz Facility at par plus accrued interest plus a prepayment interest premium in an amount equal to 4.00% of the aggregate principal amount of the Mezz Facility being prepaid on or after the second anniversary of the Utilization Date but prior to the third anniversary of the Utilization Date. MAC Australia may prepay the whole, but not part, of the Mezz Facility at par plus accrued interest (without any premium) on or after the third anniversary of the Utilization Date.

The Mezz Facility was fully drawn on the Utilization Date of 15 June 2023, to finance, in part, the initial Business Combination. The Mezz Facility has been accounted for as a financial liability and the embedded derivatives in relation to the interest rate margin and the voluntary prepayment option have been bifurcated and recognized collectively as a compound embedded derivative.

On initial recognition, the gross proceeds were first allocated to the fair value of the Mezz Warrants and the fair value of the compound embedded derivative in the amounts of $13,665 thousand and $42,098 thousand, respectively, with the residual amount of $79,237 thousand allocated to the financial liability.

18.Loans and borrowings (continued)

(a)Terms and conditions of loans and borrowings (continued)

Subsequent to initial recognition, the financial liability is measured at amortized cost. The compound embedded derivative is recorded at fair value each reporting period with changes reflected in the consolidated statement of profit and loss. As at 31 December 2023, the fair value of the compound embedded derivative was $42,635 thousand. The Mezz Warrants are classified and accounted for as derivative liabilities, and are recorded at fair value each reporting period with changes reflected in the consolidated statement of profit and loss. As at 31 December 2023, the fair value of the Mezz Warrants was $16,906 thousand (Note 23).

The discount and transaction costs incurred on utilization of the Mezz Facility amounted to $3,700 thousand, of which $100 thousand and $300 thousand have been allocated to the Mezz Warrants and compound embedded derivative, respectively, and recognized in net income (loss) during the year ended 31 December 2023. $3,300 thousand of transaction costs have been allocated to the financial liability and offset against the carrying amount of the financial liability and are being amortized to net income (loss) using the effective interest rate method.

Senior Syndicated Facility Agreement

On 28 February 2023, MAC Australia entered into a syndicated facility agreement (“SFA”) with Citibank, N.A., Sydney Branch, Bank of Montreal, Harris Bank N.A., The Bank of Nova Scotia, Australian Branch, and National Bank of Canada (collectively, the “Senior Lenders”) and Citi securities Limited, as agent for the Senior Lenders, to provide a senior syndicate loan facility to finance, in part, the initial Business Combination. The obligations of MAC Australia under the SFA are guaranteed by the Company (the “Guarantor”).

The SFA provides for, among other things, two credit facilities (collectively, the “Senior Facilitates”) as follows:

●	a $205,000 thousand initial Business Combination term loan (“Facility A”) that can be used to finance, in part, the initial Business Combination, requires quarterly repayments that are sculpted as necessary to meet a Debt Service Cover Ratio minimum of 1.50x (“Facility A Repayment Instalments”) but can be mandatorily repaid by way of a ‘sweep’ of excess cash available to MAC Australia and each of its subsidiaries such that on the last day of each quarter, MAC Australia must apply 30% of all excess cash in repayment of Facility A applied in inverse order of maturity, and is fully amortized over a notional 5 year loan life based on agreed financial modelling as described in the SFA; and
●	a $25,000 thousand revolving credit facility (“Facility B”) that can be used only for general corporate purposes post-closing of the initial Business Combination, requires repayments such that all loans under Facility B are repaid on or before the date that is three years after the date of financial close under the SFA (the “Termination Date”).

The rate of interest for Facility A and B is calculated as the aggregate of (i) the margin equal to a fixed amount of 3.0% per annum, and (ii) the greater of zero or the secured overnight financing rate (“SOFR”) for such day. The SFA also specifies a default interest rate of an additional 2% per annum for overdue payments.

In connection with the SFA, MAC Australia was required to enter into hedging arrangement (commodity swap arrangements) to hedge the price risk for a minimum of 30% of scheduled copper production. The hedge agreements were entered into as of 1 July 2023 and expire 31 May 2026. The underlying commodity of the three commodity swap agreements is Copper, and the purpose of the commodity swaps is to hedge the price risk of the scheduled Copper production. Refer to Note 23(e) for further details on the hedge arrangements.

18.Loans and borrowings (continued)

(a)Terms and conditions of loans and borrowings (continued)

A redemption of Facility A may be initiated at the option of MAC Australia at any time upon 5 days written notice. MAC Australia may prepay the whole or any part of Facility A, but, if in part, being an amount that reduces the amount of Facility A by a minimum amount of $500 thousand, and integral multiples thereof. Any prepayment shall be made together with accrued interest on the amount prepaid. At the option of MAC Australia, each prepayment may be applied against the remaining Facility A Repayment Instalments in inverse chronological order or pro-rata by the amount of the prepayment.

In addition, a redemption of Facility B may be initiated at the option of MAC Australia at any time upon 5 days written notice. MAC Australia may prepay the whole or any part of Facility B, but, if in part, being an amount that reduces the amount of Facility B by a minimum amount of $2,000 thousand. Any prepayment shall be made together with accrued interest on the amount prepaid.

The prepayment options were determined to have economic characteristics and risks that are closely related with the host debt contracts of Facility A and Facility B, respectively, and therefore, were not accounted for as separate financial instruments.

The principal amount of Facility A was fully utilized on 14 June 2023, to finance, in part, the initial Business Combination. The discount and transaction costs incurred on utilization of Facility A totaling $10,000 thousand have been offset against the carrying amount of Facility A and are being amortized to net income (loss) using the effective interest rate method.

The principal amount of Facility B was fully utilized on 15 September 2023, to finance working capital requirements.

Copper Purchase Agreement

On 20 March 2023, the Company entered into a copper purchase agreement (the “Copper Stream”) with Osisko. Under the terms of the Copper Stream effective 16 June 2023 (the “Closing Date”), in exchange for an upfront cash deposit of up to $75,000 thousand (the “Available Copper Deposit”), the Company is required to deliver to Osisko an amount refined copper equal to the Copper Stream Percentage (as defined below) of payable copper (being 96.2% of produced copper) produced by the CSA mine during the life of the mine. On 16 June 2023, the full amount of the Available Copper Deposit was drawn to finance, in part, the initial Business Combination. As of 31 December 2023, the Company has made no deliveries towards the Copper Stream with Osisko.

For the purposes of the Copper Stream, the “Copper Stream Percentage” shall mean during the following periods:

Time Period	Copper Stream Percentage
16 June 2023 to 16 June 2024	0%
17 June 2024 to 16 June 2028	3% (the “First Stream Percentage”)
17 June 2028 until 33,000 metric tons of refined copper delivered to Osisko (the “Threshold Quantity”)	4.875% (the “Second-Threshold Stream Percentage”)
Thereafter from the date that the Threshold Quantity has been met	2.25% (the “Tail Stream Percentage”)

18.Loans and borrowings (continued)

(a)Terms and conditions of loans and borrowings (continued)

The Company may elect to reduce the Copper Stream Percentage and the Threshold Quantity on 16 June 2028 to the following amounts and percentages upon making a one-time payment of $40,000 thousand or $20,000 thousand, respectively (the “Buy-Down Option”). The Buy-Down Option is an embedded derivative measured at fair value taking into account the likelihood of the Group exercising the option.

	Buy-Down Option 1	Buy-Down Option 2
Buy-Down Amount	$40 million	$20 million
Second-Threshold Stream Percentage	3.25%	4.0625%
Tail Stream Percentage	1.50%	1.875%
Threshold Quantity	23,900 tons	28,450 tons

In addition to the Copper Deposit, the Group will receive ongoing cash payments for refined copper delivered equal to 4% (the “Copper Cash Price”) of the cash settlement price for one ton of refined copper quoted by the LME on the date prior to the date of delivery (the “Copper Market Price”). Until the Copper Deposit is reduced to $nil, the difference between the Copper Market Price and the Copper Cash Price will be credited against the outstanding Copper Deposit. After the Copper Deposit is reduced to $nil, the Company will receive only the Copper Cash Price for each ton of refined copper delivered.

The Copper Stream has been accounted for as a financial liability and the embedded derivatives in relation to the embedded copper price within the agreement and the Buy-Down Option have been bifurcated and recognized collectively as a compound embedded derivative.

On initial recognition, the financial liability was recognized in the amount of $79,430 thousand inclusive of the compound embedded derivative recognized at its fair value in the amount of $4,430 thousand.

Subsequent to initial recognition, the financial liability is measured at amortized cost. The Company measures the liability at the present value of its expected future amounts of the deliveries at each reporting period. The compound embedded derivative is recorded at fair value each reporting period with changes reflected in the consolidated statement of operations. As at 31 December 2023, the fair value of the compound embedded derivative was $773 thousand (Note 23).

Interest expense is calculated by applying the effective interest rate of 12.21% to the financial liability.

Silver Purchase Agreement

On 20 March 2023, the Company entered into the Silver Stream with Osisko. Under the terms of the Silver Stream effective 16 June 2023 (the “Closing Date”), in exchange for an upfront cash deposit of $75,000 thousand (the “Silver Deposit”), the Company is required to deliver to Osisko an amount of refined silver equal to 100% of payable silver (calculated as 90% of produced silver) produced by the CSA mine during the life of mine. As of 31 December 2023, the Company has made silver deliveries of $7,749 thousand towards the Silver Stream with Osisko.

18.Loans and borrowings (continued)

(a)Terms and conditions of loans and borrowings (continued)

In addition to the Silver Deposit, the Company will receive ongoing cash payments for refined silver delivered equal to 4% (the “Silver Cash Price”) of the silver price on the LBMA for one ounce of refined silver on the day prior to the date of delivery (the “Silver Market Price”). Until the Silver Deposit is reduced to $nil, the difference between the Silver Market Price and the Silver Cash Price will be credited against the outstanding Silver Deposit. After the Silver Deposit is reduced to $nil, the Company will receive only the Silver Cash Price for each ounce of refined silver delivered.

The Silver Stream has been accounted for as a financial liability with an embedded derivative which relates to the embedded silver price within the agreement.

On initial recognition, the fair value of the embedded derivative was $nil, and the gross proceeds of $75,000 thousand were entirely allocated to the financial liability.

Subsequent to initial recognition, the financial liability is measured at amortized cost. The Company measures the liability at the present value of its expected future amounts of deliveries at each reporting period. The embedded derivative is recorded at fair value each reporting period with changes reflected in the consolidated statement of operations. As at 31 December 2023, the fair value of the embedded derivative was $3,090 thousand (Note 23).

Interest expense is calculated by applying the effective interest rate of 8.57% to the financial liability.

Promissory Notes — Related Party

On 25 October 2022, MAC issued an unsecured promissory note (“the October 2022 Note”) to the Sponsor, pursuant to which MAC borrowed the maximum of $300 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. The October 2022 Note bore no interest and all unpaid principal under the October 2022 Note was due and payable in full the earlier of (i) 2 August 2023 and (ii) the consummation of the initial Business Combination.

On 21 December 2022, MAC issued an unsecured promissory note (the “December 2022 Note”) to the Sponsor pursuant to which MAC was eligible to borrow up to $1,255 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. The December 2022 Note bore no interest and all unpaid principal under the December 2022 Note was due and payable in full on the earlier of (i) 2 August 2023 and (ii) the initial Business Combination.

During the year ended 31 December 2023, the Company fully repaid the principal under the October 2022 Note and December 2022 Note.

Working Capital Loans - Convertible Promissory Note from Related Party

To finance transaction costs in connection with the initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the officers and directors of MAC were permitted, but were not obligated to, loan funds (the “Working Capital Loans”). The loans were payable upon the initial Business Combination. Up to $1,500 thousand of such Working Capital Loans were convertible into Private Placement Warrants of the Company at a price of $1.50 of principal per warrant, at the option of the lender. Such warrants were identical to the Private Placement Warrants. There were no Working Capital Loans outstanding as at 31 December 2023, 31 December 2022 and 1 January 2022.

18.Loans and borrowings (continued)

(a)Terms and conditions of loans and borrowings (continued)

On 6 May 2022, MAC entered into a convertible promissory note agreement (the “2022 Sponsor Convertible Note”) with the Sponsor pursuant to which the Sponsor agreed to loan MAC up to an aggregate principal amount of $1,200 thousand. The 2022 Sponsor Convertible Note is non-interest bearing and payable on the earlier of (i) 2 August 2023, or (ii) the date on which the Company consummated the initial Business Combination. Up to $1,200 thousand of the 2022 Sponsor Convertible Note was convertible into warrants at a price of $1.50 of principal per warrant at the option of the Sponsor. The warrants were identical to the Private Placement Warrants; provided, however, that (i) the warrants are not subject to forfeiture in connection with the initial business combination and (ii) the warrants grant the holders the right to purchase one ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.

Concurrently with entering into the agreement, the Company borrowed $1,200 thousand against the 2022 Sponsor Convertible Note. On 24 May 2022, the Sponsor exercised the conversion option and converted the issued and outstanding loan balance of $1,200 thousand under the 2022 Sponsor Convertible Note into 800,000 Private Placement Warrants.

The 2022 Sponsor Convertible Note was accounted for as a financial liability with an embedded derivative in relation to the conversion option. On initial recognition, the gross proceeds were first allocated to the embedded derivative in the amount of $8 thousand with the residual amount allocated to the financial liability. Subsequent to initial recognition, the financial liability was measured at amortized cost and the embedded derivative was recorded at fair value through profit or loss. The financial liability and embedded derivative were extinguished on 24 May 2022 upon conversion of the promissory note to Private Placement Warrants. There were no outstanding amounts under the 2022 Sponsor Convertible Note as at 31 December 2023, 31 December 2022 and 1 January 2022.

On 9 January 2023, MAC issued an unsecured promissory note (the “2023 Sponsor Convertible Note”) to the Sponsor pursuant to which the Company borrowed $300 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. All unpaid principal under the 2023 Sponsor Convertible Note was due and payable in full on the earlier of (i) 2 August 2023, and (ii) the initial Business Combination (such earlier date, the “Maturity Date”).

Pursuant to the terms of the 2023 Sponsor Convertible Note, the Sponsor had the option, at any time on or prior to the Maturity Date, to convert any amounts outstanding under the 2023 Sponsor Convertible Note, up to $300 thousand in the aggregate, into warrants to purchase Class A ordinary shares of MAC, par value $0.0001 per share, at a conversion price of $1.50 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.

Working Capital Loans - Convertible Promissory Note from Related Party (continued)

Concurrently upon the issuance of the 2023 Sponsor Convertible Note, on 9 January 2023, the Sponsor exercised its option to convert the issued and outstanding loan amount of $300 thousand under the 2023 Sponsor Convertible Note, resulting in the issuance of 200,000 Private Placement Warrants to the Sponsor.

There were no outstanding amounts under the 2023 Sponsor Convertible Note as at 31 December 2023, 31 December 2022 and 1 January 2022.

18.Loans and borrowings (continued)

(b)Loan covenants

Mezzanine Debt Facility and Senior Syndicated Facility Agreement

The Mezz Facility and SFA require MAC Australia to maintain at all times:

●	Available Cash and Cash Equivalent Investments (as defined in the Mezz Facility and SFA, respectively) of at least $30,000 thousand held by MAC Australia and its subsidiaries;
●	A Total Net Debt (as defined in the Mezz Facility and SFA, respectively) to EBITDA ratio:
●	On any date during the first calendar year from the date that the initial conditions precedent to the Mezz Facility and SFA, respectively, are satisfied or waived, not more than 3.25:1 if no amounts are outstanding under the Copper Stream and not more than 3.5:1 if any amounts are outstanding under the Copper Stream; and
●	On any date thereafter, not more than 3:1 if no amounts are outstanding under the Copper Stream and not more than 3.25:1 if any amounts are outstanding under the Copper Stream.

The Mezz Facility also requires MAC Australia to maintain at all times a Reserve Tail Ratio projection, being the ratio (expressed as a percentage) of (a) the projected remaining proven and probable copper reserves for the CSA mine as determined in accordance with the JORC Code from the Termination Date to the forecast end of the mine life and (b) the projected remaining proven and probable copper reserves for the CSA mine as determined in accordance with the JORC Code from the date the initial conditions precedent to the Mezz Facility are satisfied or waived to the forecast end of the mine life, greater than 25%.

In addition, the SFA requires MAC Australia to maintain at all times:

●	a Debt Service Coverage Ratio, being the ratio of Adjusted EBITDA (as defined in the SFA) to Debt Service (as defined in the SFA), not less than 1.2:1 in respect of any rolling period of 12 consecutive months ending on 31 March, 30 June, 30 September, and 31 December (“Relevant Period”);
●	a Forecast Cash Flow Coverage Ratio, being the ratio of the net present value of Adjusted EBITDA over a five-year forecast (as defined in the SFA) to the aggregate amount outstanding under the Senior Facilities, not less than 1.25:1;
●	Net Debt (as defined in the SFA) to EBITDA in respect of any Relevant Period not more than 2.5:1;

18.Loans and borrowings (continued)

(b)Loan covenants (continued)

Mezzanine Debt Facility and Senior Syndicated Facility Agreement (continued)

●	a Reserve Tail Ratio projection, being the ratio (expressed as a percentage) of (a) the projected remaining proven and probable copper reserves for the CSA mine as determined in accordance with the JORC Code from the Termination Date to the forecast end of the mine life and (b) the projected remaining proven and probable copper reserves for the CSA mine as determined in accordance with the JORC Code from the date the initial conditions precedent to the SFA are satisfied or waived to the forecast end of the mine life, greater than 25% at the Termination Date.

The Mezz Facility and SFA also contain customary representations, warranties and event of default provisions. As at 31 December 2023, the Group was in compliance with all covenants.

Copper and Silver Purchase Agreements

The Copper Stream and Silver Stream require the Group to maintain at all times:

●	prior to the date the Uncredited Deposit relating to the Copper Stream and Silver Stream, respectively, is reduced to $nil, a Reserve Tail Ratio, being the ratio expressed as a percentage of (a) the projected remaining proven and probable copper reserves as from the latest maturity date of any and all Permitted Secured Debt (as defined in the Copper Stream and Silver Stream, respectively) to the forecast end of the mine life and (b) the projected remaining proven and probable copper reserves as from the Closing Date of the Copper Stream and Silver Stream, respectively, to the forecast end of the mine life, greater than 25% at the latest maturity date of any and all Permitted Secured Debt (as defined in the Copper Stream and Silver Stream, respectively); and
●	prior to the date the Uncredited Deposit relating to the Copper Stream and Silver Stream, respectively, is reduced to $nil, aggregate Available Cash and Cash Equivalent Investments (as defined in the Copper Stream and Silver Stream, respectively) held by MAC Australia and its subsidiaries of at least $30,000 thousand.

The Copper Stream also requires the Group to maintain at all times a Total Net Debt (as defined in the Copper Stream) to EBITDA ratio not more than 3.5:1 on any date during the period from the Closing Date of the Copper Stream to the first anniversary date and not more than 3.25:1 on any date thereafter.

In addition, the Silver Stream requires the Group to maintain at all times a Total Net Debt (as defined in the Silver Stream) to EBITDA ratio:

●	On any date during the first calendar year from the Closing Date of the Silver Stream, not more than 3.25:1 if no amounts are outstanding under the Copper Stream and not more than 3.5:1 if any amounts are outstanding under the Copper Stream; and
●	On any date thereafter, not more than 3:1 if no amounts are outstanding under the Copper Stream and not more than 3.25:1 if any amounts are outstanding under the Copper Stream.

The Copper Stream and Silver Stream also contain customary representations, warranties and event of default provisions. As at 31 December 2023, the Group was in compliance with all financial and non-financial covenants.

The obligations of the Group under the Copper Stream and Silver Stream are guaranteed by certain of the Group’s subsidiaries (the “Guarantors”) and secured by the present and after-acquired property of the Group and the Guarantors.